CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and development, including related party expenses	$ 447	$ 108
Selling, General and Administrative Expenses [Member]
Selling, general and administrative, including related party expenses	494	614
Research And Development [Member]
Research and development, including related party expenses	$ 255	$ 272